Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events

8. Subsequent Events

On January 16, 2018, Sprott successfully completed the acquisition the common shares of Central Fund of Canada Limited ("CFCL") and the right to administer and manage CFCL's assets, resulting in the exchange CFCL's class A shares for units in the newly-created Sprott Physical Gold and Silver Trust.

The transaction was implemented pursuant to a plan of arrangement (the “Arrangement”) under the Business Corporations Act (Alberta), subject to the satisfaction of customary conditions, including receipt of regulatory, securities commission and stock exchange approvals, Alberta court approval and the approval by the class A and common shareholders of CFCL on November 30, 2017.

On Januay 16, 2018 the Trust began trading on the New York Stock Exchange and the Toronto Stock Exchange under the symbols “CEF” and “CEF.U”, respectively.